Segment information - Percent of revenue by geographical location (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Europe
Segment Reporting Information [Line Items]
Concentration percentage	60.00%	63.00%	48.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	20.00%	23.00%	40.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	12.00%	12.00%	12.00%
Others
Segment Reporting Information [Line Items]
Concentration percentage	8.00%	2.00%	0.00%